Accrued charter revenue, current and non-current-Additional Information (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Accrued Charter Revenue Current and Non-Current [Abstract]
Accrued charter revenue, net	$ 5,564	$ 6,549
Accrued charter revenue	14,176	13,428
Accrued charter revenue, non-current	5,605	5,086
Charter revenue resulting from varying charter rates	$ 14,217	$ 11,965